Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Debt

6. Long-Term Debt

Long-term debt consisted of the following:

(in thousands)	March 31, 2023 (Unaudited)	December 31, 2022 (Audited)
Convertible Promissory Note	$50,000	$—
Series 2022-1 Notes	—	20,833
Total	50,000	20,833
Less: unamortized debt issuance costs	(330)	(191)
Less: current portion	—	(10,000)
Long-term debt, net of unamortized debt issuance and current portion	$49,670	$10,642

Convertible Promissory Notes

On January 9, 2023, the Company entered into a convertible promissory note purchase agreement (“Note Purchase Agreement”) with L1 Energy Capital Management S.a.r.l in exchange for cash of $50.0 million (“Convertible Promissory Notes”). Outstanding borrowings under the Convertible Promissory Notes bear interest at a rate of 5.0% per year. The principal amount is due at the maturity date of January 9, 2026 and interest is payable semiannually beginning July 2023. As of March 31, 2023, there was $0.6 million of accrued interest in the condensed consolidated balance sheet.

Under the terms of the Note Purchase Agreement, the Convertible Promissory Note may be converted at the option of the note holder into the Company’s common stock or an equivalent equity instrument resulting from a public company event. The conversion price is based on a pre-money valuation divided by the aggregate number of the Company’s outstanding shares at the issuance date. The conversion price and number of conversion shares are subject to standard anti-dilution adjustments. Upon a change of control event the note holder may (i) convert the Convertible Promissory Note immediately prior to the event into the Company’s common stock at a conversion price equal to the lesser of the Convertible Promissory Note’s original conversion price or the price per share of the Company’s common stock implied by the change of control event transaction agreement or (ii) require the redemption of the Convertible Promissory Note in cash, including the payment of a make-whole amount of all unpaid interest that would have otherwise been payable had the Convertible Promissory Note remained outstanding through the maturity date. In addition, the note holder may accelerate the repayment of the Convertible Promissory Note upon an event of default and the maturity will automatically be accelerated in the event of the Company’s insolvency or bankruptcy.

Future aggregate principal maturities of long-term debt are as follows as of March 31, 2023:

Years Ending December 31 (Unaudited) (in thousands):
2023 (Excluding the three months ended March 31, 2023)	$—
2024	—
2025	—
2026	50,000
$50,000

Series 2022-1 Notes

In January 2023, concurrently with the Convertible Promissory Note transaction, the Company repaid the Series 2022-1 Notes in full with the proceeds from the Convertible Promissory Note and wrote off $0.2 million of unamortized debt issuance costs related to the previously outstanding Series 2022-1 Notes, which are included in loss on debt extinguishment on the condensed consolidated statements of operations and comprehensive income.

Senior Bonds

In January 2022, concurrently with the Series 2022-1 Notes transaction, the Company repaid the Senior Bonds in full with the proceeds from the Series 2022-1 Notes and wrote off $0.5 million of unamortized debt issuance costs related to the previously outstanding Senior Bonds and $3.1 million of expenses related to lender fees on the Series 2022-1 Notes, which are included in loss on debt extinguishment on the unaudited condensed consolidated statements of operations and comprehensive income (loss).

Net debt issuance costs are presented as a direct reduction of the Company’s long-term debt in the condensed consolidated balance sheets and amount to $0.3 million and $0.2 million as of March 31, 2023 and December 31, 2022, respectively. During the three months ended March 31, 2023 and 2022, the Company recorded amortization of $47,000 and $0.1 million, respectively, to interest expense pertaining to debt issuance costs.

9. Long-Term Debt

Long-term debt consisted of the following:

	December 31,
(in thousands)	2022	2021
Series 2022-1 Notes	$20,833	$—
Senior Bonds	—	10,000
Total	20,833	10,000
Less: unamortized debt issuance costs	(191)	(589)
Less: current maturities	(10,000)	(8,000)
Long-term debt, net of current maturities and unamortized debt issuance costs	$10,642	$1,411

Series 2022-1 Notes

On January 18, 2022, the Company issued senior notes in the principal amount of $25.0 million at a fixed interest rate of 5.5% per year (“Series 2022-1 Notes”). Interest-only payments were due through July 2022; thereafter, 30 monthly payments of equal principal plus accrued interest were due through maturity in January 2025. The Series 2022-1 Notes were secured by the intellectual property of the Company, amounts held in reserve funds presented as restricted cash on the accompanying consolidated balance sheets and substantially all of the Company’s assets comprising the Trust Estate, as defined in the Trustee Servicing Agreement. The Series 2022-1 Notes contained customary affirmative and negative covenants that included, among other things, limitations on asset sales, mergers and acquisitions, indebtedness, liens, dividends, investments, and transactions with the Company’s affiliates, as well as maintaining minimum liquidity at all times, maintaining minimum EBITDA or an asset coverage ratio on a quarterly basis. The Company was in compliance with the covenants as of December 31, 2022.

In connection with the Series 2022-1 Notes, the Company incurred issuance costs of $0.4 million which were deferred and are being amortized to interest expense over the three-year term of the Senior Bonds using the effective interest method. The effective interest rate is 6.41%.

Future aggregate principal maturities of long-term debt are as follows as of December 31, 2022:

Years Ending December 31 (in thousands):
2023	$10,000
2024	10,000
2025	833
2026	—
$20,833

Senior Bonds

In January 2022, concurrently with the Series 2022-1 Notes transaction, the Company repaid the Senior Bonds in full with the proceeds from the Series 2022-1 Notes and wrote off $0.5 million of unamortized debt issuance costs related to the previously outstanding Senior Bonds and $3.1 million of expenses related to lender fees on the Series 2022-1 Notes, which are included in loss on debt extinguishment on the consolidated statement of operations.

Convertible Notes

In connection with the Company’s convertible notes, the Company issued the note holders warrants with a fair value of $0.2 million, which was recorded as a discount to the loan, to purchase up to 8,208,682 shares of the Company’s common stock with an exercise price of $0.5167 per share. The warrants are exercisable immediately and expire in January 2027. The debt issuance cost and debt discount were being amortized to interest expense over the one-year term of the convertible notes using the effective interest method.

In January and February 2021, the Company completed a qualified financing event in which Series D convertible preferred stock were issued. Upon the issuance of the Series D convertible preferred stock, the convertible notes were converted into 17,007,606 shares of Series D convertible preferred stock and the derivative instruments were derecognized on such dates. See Note 7 for more information on the Series D convertible preferred stock offering.

Paycheck Protection Program

In January 2021, the Company entered into a promissory note evidencing an unsecured loan in the amount of $0.9 million made to the Company under the Paycheck Protection Program (“PPP Loan”), resulting in an aggregate outstanding balance of Paycheck Protection Program loans of $1.8 million. The PPP Loan was established under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and is administered by the U.S. Small Business Administration (“SBA”). Subject to the terms of the PPP Loan, outstanding borrowings under the PPP Loan bore interest at a fixed rate of one percent (1%) per year, with the first six months of interest deferred. Principal and interest were payable monthly commencing on the first day of the next month after the expiration of the initial six-month deferment period and may be prepaid by the Company at any time prior to maturity without penalty. Under the terms of the CARES Act, PPP loan recipients can apply for and be granted forgiveness for all or a portion of loans granted under the PPP, with such forgiveness to be determined, subject to limitations, based on the use of loan proceeds for payment of permitted and eligible payroll costs, mortgage interest, rent and utilities. Interest payable on the PPP Loan may be forgiven only if the SBA agrees to pay such interest on the forgiven principal amount of the PPP Loan. In 2021, the Company received notification that the full amount of the initial PPP Loans and the PPP Loans and accrued interest was forgiven. A gain on extinguishment in the amount of $1.8 million was recognized in the consolidated statement of operations for the year ended December 31, 2021.

Net debt issuance costs are presented as a direct reduction of the Company’s long-term debt in the consolidated balance sheets and amount to $0.2 million and $0.6 million as of December 31, 2022 and December 31, 2021, respectively. During the years ended December 31, 2022 and 2021, the Company recorded amortization of $0.3 million and $1.6 million, respectively, to interest expense pertaining to debt issuance costs.